Other Liabilities - Summary Of The Changes in The Carrying Value Of Estimated Contingent Consideration Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [Abstract]
Beginning of the period	$ 47,649	$ 85,977
Fair value of acquisitions	14,766	2,519
Payments	(21,875)	(37,100)
Note issuance for settlements	(4,048)	(9,385)
Changes in fair value	9,971	6,064
Foreign exchange translation effects	(562)	(426)
End of the period	$ 45,901	$ 47,649